Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2014
Fair Value Disclosures [Abstract]
Schedule of Fair Value Of Financial Assets and Liabilities Measured on a Recurring Basis
The following table summarizes the Company’s financial assets and liabilities that are measured at fair value on a recurring basis and the fair value measurements by level within the fair value hierarchy as defined in Note 1 as of September 30, 2014 and 2013, respectively:

		Fair Value Measurements - September 30, 2014
	Fair Value	Quoted Prices in Active Markets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Liabilities:
Natural gas purchases	$795,019	$—	$795,019	$—
Total	$795,019	$—	$795,019	$—

		Fair Value Measurements - September 30, 2013
	Fair Value	Quoted Prices in Active Markets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Liabilities:
Natural gas purchases	$1,177,521	$—	$1,177,521	$—
Interest rate swaps	1,986,695	—	1,986,695	—
Total	$3,164,216	$—	$3,164,216	$—

Summary of the Fair Value of Financial Assets and Liabilities Not Adjusted to Fair Value
The following table summarizes the fair value of the Company’s financial assets and liabilities that are not adjusted to fair value in the financial statements as of September 30, 2014 and 2013.

		Fair Value Measurements - September 30, 2014
	Carrying Amount	Quoted Prices in Active Markets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Liabilities:
Long-term debt	$30,500,000	$—	$—	$30,622,664
Total	$30,500,000	$—	$—	$30,622,664

		Fair Value Measurements - September 30, 2013
	Carrying Amount	Quoted Prices in Active Markets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Liabilities:
Note payable	$15,000,000	$—	$—	$14,976,818
Long-term debt	13,000,000	—	—	13,762,952
Total	$28,000,000	$—	$—	$28,739,770